Commitments and Contingencies - Concentrations of Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Fixed maturities, at fair value	$ 10,680,714	$ 12,639,845
Provision for uncollectible premiums receivable	7,000	5,000
Non US sovereign government supranational and government related
Concentration Risk [Line Items]
Fixed maturities, at fair value	3,255,154	$ 2,158,642
Non US sovereign government supranational and government related | The World Bank
Concentration Risk [Line Items]
Fixed maturities, at fair value	$ 1,110,000